Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Threshold minimum percentage for recognition of tax benefit	50.00%
Research and development expense	$ 32,265	$ 0
Advertising expense	$ 3,369,772	0
Percentage of equity interest acquired	50.00%
Restricted Cash And Cash Equivalents Held In Escrow [Member]
Restricted cash and cash equivalents	$ 1,496,875	$ 582,622,025